TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE.
TRADE ACCOUNTS RECEIVABLE

NOTE 5 — TRADE ACCOUNTS RECEIVABLE

	2022	2021
Trade accounts receivable - in Brazil	2,641,881	2,640,011
Trade accounts receivable - exports from Brazil	262,306	249,834
Trade accounts receivable - outside of Brazil	2,187,404	2,632,002
(-) Impairment loss on trade receivables	(92,587)	(107,772)
	4,999,004	5,414,075

Accounts receivable by aging are as follows:

	2022	2021
Current	4,303,352	4,646,175
Past-due:
Up to 30 days	629,018	494,866
From 31 to 60 days	50,587	139,415
From 61 to 90 days	37,065	32,245
From 91 to 180 days	24,627	169,959
From 181 to 360 days	18,934	8,220
Above 360 days	28,008	30,967
(-) Impairment on financial assets	(92,587)	(107,772)
	4,999,004	5,414,075

The changes in the impairment on financial assets are as follows:

Balance as of January 1, 2020	(98,079)
Impairment on financial assets during the year	(148,548)
Recoveries in the year	84,416
Write-offs	36,210
Exchange variation	(11,145)
Balance as of December 31, 2020	(137,146)
Impairment on financial assets during the year	(55,731)
Recoveries in the year	56,088
Write-offs	9,892
Loss of control of subsidiary (note 3.4)	23,203
Exchange variation	(4,078)
Balance as of December 31, 2021	(107,772)
Impairment on financial assets during the year	(29,445)
Recoveries in the year	29,364
Write-offs	11,313
Exchange variation	3,953
Balance as of December 31, 2022	(92,587)

The Company’s maximum exposure to credit risk, net of impairment on financial assets, is the amount of accounts receivable. The credit quality of accounts receivable to maturity is considered adequate, and the value of the effective risk of possible losses on accounts receivable from customers is presented as impairment on financial assets.